Income and social contribution taxes	12 Months Ended
Jun. 30, 2020
Income and Social Contribution Taxes [Abstract]
Income and social contribution taxes

17. Income and social contribution taxes

17.1. Deferred taxes

Deferred income and social contribution tax assets and liabilities are offset when there is a legal right to offset tax credits against tax liabilities, and provided that they refer to the same tax authority and the same legal entity.

The fiscal year for income tax and social contribution calculation purposes is different from that adopted by the Company for the preparation of its consolidated financial statements, which ends June 30 of each year.

Deferred income tax and social contribution tax assets and liabilities as of June 30, 2020 and 2019 are as follows:

	2020	2019
Assets
Noncurrent
Tax loss carryforwards (NOL)	63,066	54,555
Biological assets	1,389	6,275
Financial lease	13,886	3,443
Contingency, bonuses and fair value	4,794	9,374
Derivative financial instruments	4,720	2,185
Allowance for expected credit losses	890	488
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	2,550	2,468
Subscription warrant	358	-
	91,823	78,958
Liabilities
Noncurrent
Biological assets	27,735	11,546
Finance lease	-	58
Surplus on investment	1,733	1,733
Costs of transactions	570	526
Provision of residual value and useful life of PPE assets	981	1,880
Accelerated depreciation of assets for rural activity	44,606	42,705
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	26,947	-
	102,572	58,448
Deferred assets, net	23,282	20,510
Deferred liabilities, net	(34,031)	-
Net balance	(10,749)	20,510

The net change in deferred income tax is as follows:

At June 30, 2018	32,742
Tax losses	11,113
Adjustments in biological assets and agricultural products	2,173
Financial lease	1,830
Provisions for contingency and fair value	1,823
Derivative financial instruments	1,821
Costs of transactions	(27)
Allowance for doubtful accounts	(180)
Provision for other accounts payable and receivable	674
Accelerated depreciation of assets for rural activity	(31,459)
At June 30, 2019	20,510
Tax losses	8,511
Adjustments in biological assets and agricultural products	(21,075)
Financial lease	10,501
Provisions for contingency and fair value	(4,580)
Derivative financial instruments	2,535
Costs of transactions	(44)
Allowance for doubtful accounts	402
Provision for other accounts payable and receivable	82
Accelerated depreciation of assets for rural activity	(1,002)
Subscription warrant	358
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma (Note 1.1)	(27,731)
Realization of deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	784

At June 30, 2020	(10,749)

The expected realization of deferred tax assets are as follows:

2020
2021	44,890
2022	9,333
2023	4,188
2024	4,255
2025 to 2030	29,157
91,823

17.2. Income and social contribution tax expenses

	2020	2019	2018
Income before income and social contribution taxes	133,529	199,798	152,257
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(45,400)	(67,931)	(51,767)

Share of loss in a Joint Venture	(51)	375	4,988
Management bonus	(2,411)	(2,827)	(2,331)
Share-based incentive plan - ILPA	126	(232)	(208)
Nondeductible expenses	-	(126)	(135)
Profit or loss of joint venture abroad	(1,070)	(2,618)	-
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	35,999	51,126	19,121
Net effect of re-distribution of the assets and liabilitiesof joint venture abroad (Note 1.6)	-	-	4,778
Other permanent addition	(1,168)	(486)	(365)

Income and social contribution taxes for the year	(13,975)	(22,719)	(25,919)

Current	(10,447)	(10,487)	(4,875)
Deferred	(3,528)	(12,232)	(21,044)

	(13,975)	(22,719)	(25,919)
Effective tax rate	-10%	-11%	-17%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.